iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  19 .9%
Air Transport Services Group, Inc.
(a)
............ 58,328 $ 1,296,048
CH Robinson Worldwide, Inc. ................ 137,336 13,663,559
Expeditors International of Washington, Inc. ....... 162,630 18,471,515
FedEx Corp. ............................ 120,384 31,886,110
Forward Air Corp.
(a)
....................... 23,167 747,136
GXO Logistics, Inc.
(a)
...................... 138,821 6,309,414
Hub Group, Inc. , Class A .................... 70,661 3,152,187
United Parcel Service, Inc. , Class B ............ 641,302 73,255,928
148,781,897
a
Ground Transportation  —  60 .4%
ArcBest Corp. ........................... 27,216 2,602,122
Avis Budget Group, Inc.
(a)
................... 19,651 1,762,695
Covenant Logistics Group, Inc. , Class A .......... 18,338 508,146
CSX Corp. ............................. 1,007,044 33,101,536
FTAI Infrastructure, Inc. ..................... 132,631 931,070
Heartland Express, Inc. ..................... 50,070 572,801
Hertz Global Holdings, Inc.
(a) (b)
................ 142,269 587,571
JB Hunt Transport Services, Inc. .............. 92,550 15,846,411
Knight-Swift Transportation Holdings, Inc. , Class A .. 188,097 10,738,458
Landstar System, Inc. ...................... 41,048 6,758,964
Lyft, Inc. , Class A
(a)
........................ 424,840 5,752,334
Marten Transport Ltd. ...................... 67,063 1,032,770
Norfolk Southern Corp. ..................... 136,891 34,948,272
Old Dominion Freight Line, Inc. ............... 165,259 30,673,723
RXO, Inc.
(a) (b)
............................ 162,538 4,169,100
Ryder System, Inc. ........................ 49,133 7,832,291
Saia, Inc.
(a) (b)
............................ 30,900 14,835,399
Schneider National, Inc. , Class B .............. 54,506 1,621,553
Uber Technologies, Inc.
(a)
................... 1,846,389 123,431,105
U-Haul Holding Co.
(a) (b)
..................... 11,145 812,136
Union Pacific Corp. ....................... 531,596 131,724,173
Werner Enterprises, Inc. .................... 71,882 2,594,940
XPO, Inc.
(a)
............................. 135,242 18,077,798
450,915,368
a
Marine Transportation  —  1 .8%
Genco Shipping & Trading Ltd. ................ 49,586 717,013
Kirby Corp.
(a) (b)
........................... 66,691 7,279,323
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 38,586 $ 5,473,424
13,469,760
a
Passenger Airlines  —  17 .8%
Alaska Air Group, Inc.
(a)
..................... 147,494 10,803,935
Allegiant Travel Co. ....................... 16,869 1,727,892
American Airlines Group, Inc.
(a)
................ 763,496 12,918,352
Delta Air Lines, Inc. ....................... 533,189 35,867,624
Frontier Group Holdings, Inc.
(a)
................ 94,091 793,187
JetBlue Airways Corp.
(a) (b)
................... 346,893 2,282,556
Joby Aviation, Inc. , Class A
(a) (b)
................ 560,022 4,625,782
SkyWest, Inc.
(a)
.......................... 46,855 5,665,707
Southwest Airlines Co. ..................... 696,812 21,399,096
Sun Country Airlines Holdings, Inc.
(a)
............ 45,435 770,578
United Airlines Holdings, Inc.
(a)
................ 342,024 36,199,820
133,054,529
a
Total Long-Term Investments — 99.9%
(Cost: $ 832,913,020 ) ................................ 746,221,554
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 23,578,516 23,590,305
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 1,049,175 1,049,175
a
Total Short-Term Securities — 3.3%
(Cost: $ 24,635,130 ) ................................. 24,639,480
Total Investments — 103.2%
(Cost: $ 857,548,150 ) ................................ 770,861,034
Liabilities in Excess of Other Assets — ( 3 .2 ) % ............... (23,821,020)
Net Assets — 100.0% ................................. $ 747,040,014
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,352,113  $ 11,235,639
(a)
$ —  $ 2,114  $ 439  $ 23,590,305  23,578,516  $ 76,607
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 962,718  86,457
(a)
—  —  —  1,049,175  1,049,175  44,592  —
$ 2,114  $ 439
$ 24,639,480
$ 121,199  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 5 03/21/25 $ 701 $ 17,910
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 746,221,554  $ —  $ —  $ 746,221,554
Short-Term Securities
Money Market Funds ...................................... 24,639,480  —  —  24,639,480
$ 770,861,034  $ —  $ —  $ 770,861,034
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,910  $ —  $ —  $ 17,910
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.